Revenue from contracts with customers and trade receivables (Details 5) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Details of Deferred revenue
Balance as of April 1		₨ 2,832	₨ 2,583
Revenue recognized during the year		(2,091)	(1,961)
Milestone payment received during the year		1,626	2,210
Balance as of March 31		2,367	2,832
Current	[1]	812	1,235
Non-current	[1]	₨ 1,555	₨ 1,597

[1]	Refer to Note 22 (“Revenue from contracts with customers and trade receivables”) for details of deferred revenue.